UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Investors Trust

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 5.3% (3.5% of Total investments)					$8,534,599
(Cost $8,588,775)
U.S. Government Agency 5.3%					8,534,599
Federal National Mortgage Association
15 Yr Pass Thru	4.000	12-01-24		609,111	628,511
30 Yr Pass Thru	4.000	12-01-40		2,006,964	2,094,294
30 Yr Pass Thru	4.000	09-01-41		1,859,249	1,935,214
30 Yr Pass Thru	4.000	10-01-41		1,059,561	1,104,342
30 Yr Pass Thru	4.000	01-01-42		522,390	544,631
30 Yr Pass Thru	4.500	10-01-40		1,353,447	1,443,123
30 Yr Pass Thru	5.000	04-01-41		306,837	333,985
30 Yr Pass Thru	5.500	08-01-40		86,215	94,938

30 Yr Pass Thru	6.500	01-01-39		315,148	355,561
Foreign government obligations 2.5% (1.7% of Total investments)					$4,111,600
(Cost $4,471,060)
Mexico 0.6%					938,729
Government of Mexico Bond	10.000	12-05-24	MXN	15,430,000	938,729
Oman 0.8%					1,309,572
Oman Sovereign Sukuk SAOC Bond (A)	4.397	06-01-24		1,320,000	1,309,572
Saudi Arabia 1.1%					1,863,299

Kingdom of Saudi Arabia Bond (A)	3.250	10-26-26		1,930,000	1,863,299
Corporate bonds 136.1% (89.0% of Total investments)					$219,100,891
(Cost $216,011,594)
Consumer discretionary 22.9%					36,868,260
Auto components 2.3%
Adient Global Holdings, Ltd. (A)	4.875	08-15-26		805,000	796,950
American Axle & Manufacturing, Inc.	6.250	03-15-21		1,000,000	1,020,000
Lear Corp. (B)	5.250	01-15-25		1,210,000	1,283,865
Nemak SAB de CV (A)	5.500	02-28-23		550,000	563,750
Hotels, restaurants and leisure 1.7%
Hilton Grand Vacations Borrower LLC	6.125	12-01-24		750,000	823,125
Scientific Games International, Inc. (A)	7.000	01-01-22		655,000	691,025
Waterford Gaming LLC (A)(C)(D)	8.625	09-15-14		377,791	0
Wyndham Worldwide Corp. (B)	5.100	10-01-25		1,190,000	1,242,836
Household durables 0.4%
Tempur Sealy International, Inc. (B)(E)	5.500	06-15-26		625,000	628,125
Internet and direct marketing retail 1.8%
Expedia, Inc.	5.000	02-15-26		1,000,000	1,051,366
Netflix, Inc. (A)(B)(E)	4.875	04-15-28		850,000	843,625
QVC, Inc.	5.950	03-15-43		1,000,000	983,700
Leisure products 0.3%
Mattel, Inc. (A)(B)(E)	6.750	12-31-25		550,000	556,875
Media 14.9%
Altice Financing SA (A)(B)(E)	7.500	05-15-26		1,000,000	1,038,130
AMC Entertainment Holdings, Inc. (B)(E)	5.875	11-15-26		1,155,000	1,124,681
AMC Entertainment Holdings, Inc. (B)(E)	6.125	05-15-27		800,000	781,400
Cablevision Systems Corp.	7.750	04-15-18		985,000	995,638
Cablevision Systems Corp.	8.000	04-15-20		750,000	805,313
2	JOHN HANCOCK Investors Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Media (continued)
CCO Holdings LLC (A)	5.000	02-01-28		1,000,000	$967,500
CCO Holdings LLC (B)(E)	5.125	02-15-23		950,000	968,406
CCO Holdings LLC (A)(B)(E)	5.125	05-01-27		1,245,000	1,212,655
CCO Holdings LLC (A)	5.750	02-15-26		1,000,000	1,035,000
Cengage Learning, Inc. (A)(B)(E)	9.500	06-15-24		850,000	805,375
Grupo Televisa SAB	4.625	01-30-26		725,000	749,973
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,246,486
Lions Gate Entertainment Corp. (A)(B)(E)	5.875	11-01-24		1,095,000	1,164,806
MDC Partners, Inc. (A)	6.500	05-01-24		955,000	962,163
MHGE Parent LLC (8.500% Cash or 9.250% PIK) (A)(B)(E)	8.500	08-01-19		439,000	437,354
Myriad International Holdings BV (A)	5.500	07-21-25		915,000	997,350
National CineMedia LLC	6.000	04-15-22		1,250,000	1,267,188
Nielsen Finance LLC (A)(B)(E)	5.000	04-15-22		800,000	813,000
Outfront Media Capital LLC (B)(E)	5.250	02-15-22		900,000	917,820
Outfront Media Capital LLC	5.875	03-15-25		485,000	504,720
Sirius XM Radio, Inc. (A)	5.000	08-01-27		610,000	605,425
Sirius XM Radio, Inc. (A)	6.000	07-15-24		925,000	966,625
Time Warner Cable LLC	4.500	09-15-42		815,000	750,396
Time Warner Cable LLC (B)	8.250	04-01-19		375,000	398,424
Viacom, Inc. (B)	5.850	09-01-43		1,125,000	1,249,892
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) (B)(E)	6.250	02-28-57		1,250,000	1,289,063
Multiline retail 0.8%
Macy's Retail Holdings, Inc. (B)(E)	3.625	06-01-24		1,300,000	1,245,705
Specialty retail 0.7%
Group 1 Automotive, Inc. (A)(B)	5.250	12-15-23		1,051,000	1,082,530
Consumer staples 4.8%					7,778,893
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. (B)	3.750	01-15-22		750,000	773,633
Food and staples retailing 0.9%
Rite Aid Corp. (A)(B)(E)	6.125	04-01-23		1,500,000	1,398,750
Food products 1.5%
FAGE International SA (A)	5.625	08-15-26		430,000	410,650
Post Holdings, Inc. (A)	5.500	03-01-25		540,000	556,200
Post Holdings, Inc. (A)(B)(E)	5.625	01-15-28		510,000	508,266
TreeHouse Foods, Inc. (A)(B)(E)	6.000	02-15-24		1,000,000	1,037,500
Household products 0.3%
Central Garden & Pet Company	5.125	02-01-28		470,000	467,650
Personal products 0.6%
Revlon Consumer Products Corp. (B)(E)	6.250	08-01-24		1,640,000	1,053,700
Tobacco 1.0%
Reynolds American, Inc. (B)	6.875	05-01-20		720,000	784,044
Vector Group, Ltd. (A)	6.125	02-01-25		760,000	788,500
Energy 21.6%					34,843,742
Energy equipment and services 1.2%
CSI Compressco LP	7.250	08-15-22		1,500,000	1,477,500
Diamond Offshore Drilling, Inc. (B)(E)	7.875	08-15-25		400,000	424,000
Oil, gas and consumable fuels 20.4%
Andeavor Logistics LP	5.250	01-15-25		870,000	912,587
Andeavor Logistics LP (B)	6.250	10-15-22		242,000	254,526
Andeavor Logistics LP (B)	6.375	05-01-24		140,000	151,725
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Investors Trust	3

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Antero Resources Corp. (B)	5.125	12-01-22		917,000	$936,712
Blue Racer Midstream LLC (A)	6.125	11-15-22		1,230,000	1,276,125
Cenovus Energy, Inc. (B)(E)	3.800	09-15-23		875,000	881,500
Cheniere Corpus Christi Holdings LLC (B)(E)	5.125	06-30-27		530,000	547,225
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25		995,000	1,072,113
Cheniere Corpus Christi Holdings LLC (B)(E)	7.000	06-30-24		800,000	910,000
Chesapeake Energy Corp. (A)(B)(E)	8.000	06-15-27		925,000	915,750
Continental Resources, Inc. (B)(E)	4.500	04-15-23		500,000	506,250
Kinder Morgan, Inc. (B)(E)	5.550	06-01-45		500,000	551,629
Laredo Petroleum, Inc.	6.250	03-15-23		1,195,000	1,236,825
Marathon Petroleum Corp. (B)(E)	4.750	09-15-44		1,500,000	1,570,453
Newfield Exploration Company (B)(E)	5.750	01-30-22		750,000	798,750
Oasis Petroleum, Inc. (B)(E)	6.875	03-15-22		705,000	726,150
Odebrecht Offshore Drilling Finance Ltd. (A)(B)(E)	6.720	12-01-22		222,304	219,636
Odebrecht Offshore Drilling Finance Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26		628,428	214,608
Odebrecht Oil & Gas Finance Ltd. (A)(F)	0.000	03-05-18		100,960	2,524
Parsley Energy LLC (A)	5.375	01-15-25		370,000	373,700
Parsley Energy LLC (A)	5.625	10-15-27		590,000	606,225
PBF Holding Company LLC	7.250	06-15-25		455,000	479,274
Petrobras Global Finance BV (B)(E)	7.375	01-17-27		1,755,000	1,946,558
Petroleos Mexicanos (B)(E)	5.500	01-21-21		755,000	800,527
Petroleos Mexicanos	7.470	11-12-26	MXN	35,000,000	1,645,103
Phillips 66 Partners LP (B)	4.900	10-01-46		1,585,000	1,673,337
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27		1,000,000	1,061,906
Sabine Pass Liquefaction LLC (B)(E)	5.875	06-30-26		610,000	681,441
Sable Permian Resources LLC (A)(B)(E)	7.125	11-01-20		500,000	407,500
SM Energy Company (B)(E)	5.625	06-01-25		880,000	871,200
SM Energy Company	6.750	09-15-26		530,000	552,525
Sunoco Logistics Partners Operations LP (B)	3.900	07-15-26		925,000	902,807
Tallgrass Energy Partners LP (A)	5.500	09-15-24		915,000	937,875
Tapstone Energy LLC (A)	9.750	06-01-22		690,000	598,575
The Oil and Gas Holding Company BSCC (A)(B)(E)	7.500	10-25-27		1,645,000	1,692,721
The Williams Companies, Inc.	4.550	06-24-24		600,000	615,750
Ultra Resources, Inc. (A)(B)(E)	7.125	04-15-25		1,270,000	1,268,413
Whiting Petroleum Corp. (B)(E)	5.750	03-15-21		705,000	729,675
WPX Energy, Inc.	5.250	09-15-24		700,000	708,750
WPX Energy, Inc. (B)(E)	6.000	01-15-22		670,000	703,292
Financials 22.7%					36,553,969
Banks 12.1%
Banco BTG Pactual SA (A)(B)(E)	5.750	09-28-22		2,540,000	2,558,542
Banco de Credito del Peru (A)	4.850	10-30-20	PEN	3,405,000	1,065,386
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		1,385,000	1,381,538
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (B)(F)	6.125	11-15-20		1,750,000	1,850,450
Corp Group Banking SA (A)	6.750	03-15-23		1,000,000	1,006,000
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(E)(F)	7.875	01-23-24		865,000	982,339
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)(E)(F)	8.125	12-23-25		965,000	1,155,313
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (B)(E)(F)	6.875	06-01-21		760,000	816,050
4	JOHN HANCOCK Investors Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)(E)(F)	6.500	04-16-25	1,060,000	$1,142,150
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (B)(F)	5.300	05-01-20	1,000,000	1,030,250
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(E)(F)	6.750	02-01-24	1,500,000	1,676,250
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	1,465,000	1,653,619
Sberbank of Russia (A)	6.125	02-07-22	1,000,000	1,084,872
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)(E)(F)	7.375	09-13-21	790,000	852,213
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(E)(F)	5.875	06-15-25	1,100,000	1,196,470
Capital markets 2.6%
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (B)(E)(F)	5.550	07-15-20	1,160,000	1,199,150
Morgan Stanley (B)	5.750	01-25-21	1,000,000	1,081,106
The Goldman Sachs Group, Inc. (B)	3.750	05-22-25	375,000	379,758
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (B)(E)(F)	5.375	05-10-20	1,500,000	1,548,750
Consumer finance 2.6%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (B)(E)(F)	4.900	03-15-20	1,300,000	1,319,500
Enova International, Inc. (A)	8.500	09-01-24	750,000	780,000
Enova International, Inc.	9.750	06-01-21	392,000	417,480
FirstCash, Inc. (A)(B)(E)	5.375	06-01-24	1,145,000	1,199,388
Springleaf Finance Corp.	6.125	05-15-22	410,000	423,448
Diversified financial services 2.2%
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	835,000	798,469
Leucadia National Corp. (B)(E)	5.500	10-18-23	600,000	639,395
Lincoln Finance, Ltd. (A)	7.375	04-15-21	385,000	400,400
Trident Merger Sub, Inc. (A)	6.625	11-01-25	1,700,000	1,708,500
Insurance 1.4%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	1,200,000	1,249,500
Ardonagh Midco 3 PLC (A)	8.625	07-15-23	545,000	564,075
MetLife, Inc. (B)	6.817	08-15-18	500,000	512,619
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc. (B)(E)	5.000	12-15-21	970,000	1,010,614
Thrifts and mortgage finance 1.2%
MGIC Investment Corp.	5.750	08-15-23	1,165,000	1,252,375
Stearns Holdings LLC (A)	9.375	08-15-20	600,000	618,000
Health care 10.2%				16,353,296
Health care providers and services 9.7%
Community Health Systems, Inc. (B)(E)	5.125	08-01-21	770,000	718,025
Community Health Systems, Inc.	6.250	03-31-23	540,000	499,500
Community Health Systems, Inc. (B)(E)	6.875	02-01-22	410,000	292,381
Community Health Systems, Inc. (B)(E)	8.000	11-15-19	1,085,000	1,017,188
DaVita, Inc.	5.125	07-15-24	1,145,000	1,153,622
Encompass Health Corp.	5.750	11-01-24	1,545,000	1,575,900
HCA, Inc. (B)(E)	5.250	04-15-25	1,000,000	1,049,160
HCA, Inc.	5.500	06-15-47	1,760,000	1,796,300
HCA, Inc.	7.500	02-15-22	530,000	594,925
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Investors Trust	5

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
LifePoint Health, Inc.	5.875	12-01-23		1,500,000	$1,503,825
MEDNAX, Inc. (A)(B)(E)	5.250	12-01-23		1,475,000	1,506,344
Select Medical Corp.	6.375	06-01-21		1,500,000	1,533,750
Team Health Holdings, Inc. (A)(B)(E)	6.375	02-01-25		1,410,000	1,314,825
Tenet Healthcare Corp. (B)(E)	6.750	06-15-23		1,110,000	1,094,738
Pharmaceuticals 0.5%
Mallinckrodt International Finance SA (A)	5.500	04-15-25		865,000	702,813
Industrials 8.7%					13,936,904
Air freight and logistics 1.8%
Mexico City Airport Trust (A)	5.500	10-31-46		2,990,000	2,874,885
Airlines 1.6%
Air Canada 2013-1 Class C Pass Through Trust (A)	6.625	05-15-18		1,050,000	1,060,710
United Continental Holdings, Inc. (B)(E)	4.250	10-01-22		1,435,000	1,442,175
Commercial services and supplies 1.0%
LSC Communications, Inc. (A)	8.750	10-15-23		1,225,000	1,270,938
Tervita Escrow Corp. (A)	7.625	12-01-21		410,000	410,513
Construction and engineering 0.5%
AECOM	5.125	03-15-27		850,000	851,063
Industrial conglomerates 0.4%
Odebrecht Finance, Ltd. (A)	8.250	04-25-18	BRL	2,250,000	602,048
Professional services 0.4%
Equifax, Inc. (B)	3.250	06-01-26		595,000	560,947
Road and rail 0.4%
The Kenan Advantage Group, Inc. (A)	7.875	07-31-23		605,000	627,688
Trading companies and distributors 2.6%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (A)	6.500	06-15-45		800,000	872,000
Ahern Rentals, Inc. (A)	7.375	05-15-23		1,020,000	984,300
Aircastle, Ltd. (B)	5.125	03-15-21		785,000	823,512
United Rentals North America, Inc.	5.500	07-15-25		1,475,000	1,556,125
Information technology 7.6%					12,252,188
Electronic equipment, instruments and components 0.4%
TTM Technologies, Inc. (A)(B)(E)	5.625	10-01-25		700,000	719,250
Internet software and services 0.3%
Match Group, Inc. (A)(B)(E)	5.000	12-15-27		500,000	501,250
IT services 0.4%
Sixsigma Networks Mexico SA de CV (A)	8.250	11-07-21		688,000	727,560
Semiconductors and semiconductor equipment 2.8%
Advanced Micro Devices, Inc. (B)(E)	7.000	07-01-24		1,250,000	1,312,500
Micron Technology, Inc. (B)(E)	5.500	02-01-25		197,000	206,604
NVIDIA Corp. (B)(E)	3.200	09-16-26		1,500,000	1,469,959
NXP BV (A)	4.625	06-01-23		1,385,000	1,444,278
Software 1.7%
Activision Blizzard, Inc. (A)(B)(E)	6.125	09-15-23		1,000,000	1,049,857
j2 Cloud Services LLC (A)	6.000	07-15-25		848,000	896,760
RP Crown Parent LLC (A)	7.375	10-15-24		680,000	714,850
Technology hardware, storage and peripherals 2.0%
Dell International LLC (A)(B)	6.020	06-15-26		1,450,000	1,587,320
Western Digital Corp.	4.750	02-15-26		1,600,000	1,622,000
6	JOHN HANCOCK Investors Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials 12.8%					$20,647,291
Chemicals 3.8%
Ashland LLC	6.875	05-15-43		845,000	935,838
Braskem Finance, Ltd.	6.450	02-03-24		700,000	791,490
Braskem Netherlands Finance BV (A)	3.500	01-10-23		1,105,000	1,093,950
Platform Specialty Products Corp. (A)(B)(E)	5.875	12-01-25		515,000	523,369
Platform Specialty Products Corp. (A)(B)(E)	6.500	02-01-22		1,115,000	1,150,178
The Chemours Company	6.625	05-15-23		1,240,000	1,304,976
Tronox Finance LLC (A)	7.500	03-15-22		280,000	290,500
Construction materials 0.8%
Standard Industries, Inc. (A)(B)	5.375	11-15-24		1,220,000	1,262,700
Containers and packaging 1.2%
Ardagh Packaging Finance PLC (A)	6.000	02-15-25		1,185,000	1,223,513
Graphic Packaging International, Inc.	4.875	11-15-22		650,000	685,750
Metals and mining 6.5%
AngloGold Ashanti Holdings PLC	5.375	04-15-20		675,000	705,375
ArcelorMittal (B)	7.000	02-25-22		880,000	974,600
First Quantum Minerals, Ltd. (A)	7.250	05-15-22		875,000	907,813
First Quantum Minerals, Ltd. (A)(B)(E)	7.500	04-01-25		600,000	642,780
FMG Resources August 2006 Pty, Ltd. (A)(B)(E)	4.750	05-15-22		375,000	380,625
FMG Resources August 2006 Pty, Ltd. (A)(B)(E)	5.125	05-15-24		440,000	445,225
FMG Resources August 2006 Pty, Ltd. (A)(B)	9.750	03-01-22		670,000	738,876
Freeport-McMoRan, Inc. (B)(E)	6.875	02-15-23		1,340,000	1,470,650
MMC Norilsk Nickel OJSC (A)	5.550	10-28-20		750,000	791,250
Teck Resources, Ltd.	6.250	07-15-41		830,000	961,763
Vale Overseas, Ltd.	5.875	06-10-21		1,120,000	1,217,440
Vale Overseas, Ltd. (B)(E)	6.250	08-10-26		1,165,000	1,351,155
Paper and forest products 0.5%
Norbord, Inc. (A)	6.250	04-15-23		735,000	797,475
Real estate 3.5%					5,569,970
Equity real estate investment trusts 2.9%
Crown Castle Towers LLC (A)(B)	4.883	08-15-40		750,000	786,563
SBA Communications Corp.	4.875	07-15-22		1,135,000	1,161,956
Trust F/1401 (A)(B)(E)	5.250	12-15-24		2,475,000	2,608,031
Real estate management and development 0.6%
Rialto Holdings LLC (A)	7.000	12-01-18		732,000	730,170
Williams Scotsman International, Inc. (A)	7.875	12-15-22		275,000	283,250
Telecommunication services 13.4%					21,559,962
Diversified telecommunication services 5.5%
CSC Holdings LLC (A)	5.500	04-15-27		1,045,000	1,058,063
Frontier Communications Corp.	7.125	03-15-19		530,000	534,638
GCI, Inc.	6.875	04-15-25		935,000	995,775
Intelsat Jackson Holdings SA (B)(E)	7.500	04-01-21		840,000	715,050
Level 3 Financing, Inc.	5.625	02-01-23		825,000	835,313
SFR Group SA (A)(B)(E)	6.250	05-15-24		1,675,000	1,599,625
Telecom Italia Capital SA (B)(E)	6.000	09-30-34		720,000	802,800
Windstream Services LLC (A)(B)(E)	6.375	08-01-23		1,484,000	834,750
Windstream Services LLC (A)	8.625	10-31-25		1,545,000	1,444,575
Wireless telecommunication services 7.9%
America Movil SAB de CV	6.000	06-09-19	MXN	37,470,000	1,943,787
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	515,944
Colombia Telecomunicaciones SA ESP (A)(B)(E)	5.375	09-27-22		1,000,000	1,015,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Investors Trust	7

	Rate (%)	Maturity date		Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
Comunicaciones Celulares SA (A)	6.875	02-06-24		1,775,000	$1,871,205
Sprint Capital Corp.	6.875	11-15-28		615,000	635,756
Sprint Communications, Inc.	6.000	11-15-22		935,000	932,663
Sprint Corp.	7.125	06-15-24		750,000	760,313
Telefonica Celular del Paraguay SA (A)	6.750	12-13-22		1,000,000	1,025,970
T-Mobile USA, Inc. (B)(E)	6.500	01-15-26		1,560,000	1,690,650
T-Mobile USA, Inc. (B)	6.625	04-01-23		1,255,000	1,304,322
Wind Tre SpA (A)(B)(E)	5.000	01-20-26		1,150,000	1,043,763
Utilities 7.9%					12,736,416
Electric utilities 3.6%
Abengoa Transmision Sur SA (A)	6.875	04-30-43		2,017,211	2,231,540
Empresa Electrica Angamos SA (A)(B)(E)	4.875	05-25-29		1,000,000	1,006,169
Instituto Costarricense de Electricidad (A)	6.375	05-15-43		1,595,000	1,451,450
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		1,000,000	1,075,530
Gas utilities 1.2%
AmeriGas Partners LP (B)(E)	5.625	05-20-24		900,000	943,875
AmeriGas Partners LP (B)(E)	5.750	05-20-27		1,000,000	1,023,750
Independent power and renewable electricity producers 3.1%
NRG Energy, Inc.	6.250	07-15-22		1,320,000	1,367,850
NRG Energy, Inc. (B)(E)	6.625	01-15-27		600,000	633,000
NRG Energy, Inc. (B)(E)	7.250	05-15-26		450,000	490,095

NRG Yield Operating LLC	5.375	08-15-24		2,490,000	2,513,157
Convertible bonds 0.5% (0.3% of Total investments)					$789,860
(Cost $770,129)
Consumer discretionary 0.5%					789,860
Media 0.5%

DHX Media Ltd. (A)	5.875	09-30-24	CAD	999,000	789,860
Capital preferred securities (G) 0.9% (0.6% of Total investments)					$1,442,188
(Cost $1,440,929)
Financials 0.9%					1,442,188
Banks 0.5%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(E)(F)(H)	5.570	03-05-18		750,000	753,563
Diversified financial services 0.4%

ILFC E-Capital Trust II (Highest of 3 month LIBOR/10 Year CMT/30 Year CMT + 1.800%) (A)(H)	4.620	12-21-65		700,000	688,625
Term loans (I) 0.9% (0.6% of Total investments)					$1,459,146
(Cost $1,705,410)
Industrials 0.4%					584,800
Airlines 0.0%
Global Aviation Holdings, Inc., PIK (C)(D)	3.000	02-13-18		514,063	0
Global Aviation Holdings, Inc., PIK (C)(D)	10.000	07-13-18		51,038	0
Machinery 0.4%
Gardner Denver, Inc. (3 month LIBOR + 2.750%)	4.443	07-30-24		582,284	584,800
Information technology 0.5%					874,346
Internet software and services 0.5%

Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	4.830	10-19-23		868,371	874,346
8	JOHN HANCOCK Investors Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 1.4% (0.9% of Total investments)				$2,243,953
(Cost $1,746,148)
Commercial and residential 1.2%				1,940,250
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2, Class A1 (1 Year CMT + 2.450%) (H)	3.260	03-25-35	156,399	158,041
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750	10-25-34	160,002	158,889
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	3,776,120	57,503
Series 2007-4, Class ES IO	0.350	07-19-47	4,105,397	58,407
Series 2007-6, Class ES IO (A)	0.353	08-19-37	3,352,279	42,118
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.480	10-25-36	5,414,269	296,929
Series 2005-AR18, Class 2X IO	1.198	10-25-36	4,798,438	72,214
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	1,090,000	1,096,149
U.S. Government Agency 0.2%				303,703
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.348	12-25-21	3,389,098	144,560
Series K709, Class X1 IO	1.504	03-25-19	3,006,719	38,368
Series K710, Class X1 IO	1.732	05-25-19	3,006,695	49,172

Government National Mortgage Association Series 2012-114, Class IO	0.805	01-16-53	1,455,851	71,603
Asset backed securities 0.6% (0.4% of Total investments)				$951,429
(Cost $931,974)
Asset backed securities 0.6%				951,429
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	148,875	154,088
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	20,218	13,573
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	762,450	783,768

	Shares	Value
Common stocks 0.4% (0.3% of Total investments)		$621,499
(Cost $2,391,683)
Consumer discretionary 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (D)(J)	34,014	0
Energy 0.2%		365,322
Oil, gas and consumable fuels 0.2%
Energy XXI Gulf Coast, Inc. (J)	8,802	59,061
Frontera Energy Corp. (B)(E)(J)	3,651	129,866
SandRidge Energy, Inc. (J)	9,860	176,395
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (D)(J)	82,159	0
Information technology 0.2%		256,177
Software 0.2%

Avaya Holdings Corp. (B)(E)(J)	12,269	256,177
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Investors Trust	9

	Shares	Value

Preferred securities (K) 2.8% (1.8% of Total investments)		$4,519,595
(Cost $4,486,357)
Financials 0.7%		1,090,498
Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.201% (H)	41,910	1,090,498
Health care 0.5%		860,146
Pharmaceuticals 0.5%
Allergan PLC, 5.500%	1,328	860,146
Utilities 1.6%		2,568,951
Electric utilities 0.4%
NextEra Energy, Inc., 6.123%	12,160	687,770
Multi-utilities 1.2%
Dominion Energy, Inc., 6.750% (B)(E)	25,000	1,261,750

DTE Energy Company, 6.500%	11,745	619,431
Warrants 0.0% (0.0% of Total investments)		$81,560
(Cost $0)
Information technology 0.0%		81,560
Software 0.0%
Avaya Holdings Corp. (Expiration Date: 12-15-22) (J)(L)	20,390	81,560

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4% (0.9% of Total investments)				$2,242,000
(Cost $2,242,000)
U.S. Government Agency 1.3%				2,127,000
Federal Agricultural Mortgage Corp. Discount Note	1.200	02-01-18	201,000	201,000
Federal Home Loan Bank Discount Note	0.900	02-01-18	276,000	276,000
Federal Home Loan Bank Discount Note	1.200	02-01-18	1,650,000	1,650,000

	Par value^	Value
Repurchase agreement 0.1%		115,000

Repurchase Agreement with State Street Corp. dated 1-31-18 at 0.540% to be repurchased at $115,002 on 2-1-18, collateralized by $120,000 U.S. Treasury Notes, 1.375% due 9-30-18 (valued at $120,224, including interest)	115,000	115,000

Total investments (Cost $244,786,059) 152.8%	$246,098,320
Other assets and liabilities, net (52.8%)	(85,081,221)
Total net assets 100.0%	$161,017,099

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
10	JOHN HANCOCK Investors Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $101,875,770 or 63.3% of the fund's net assets as of 1-31-18.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-18 was $93,093,182. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $62,837,985.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	A portion of this security is on loan as of 1-31-18, and is a component of the fund's leverage under the Liquidity Agreement.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Non-income producing security.
(K)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(L)	Strike price and/or expiration date not available.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 1-31-18:
United States	69.6%
Mexico	6.7%
Brazil	3.3%
Canada	2.7%
Netherlands	2.0%
France	1.9%
Ireland	1.7%
Luxembourg	1.6%
Peru	1.3%
United Kingdom	1.2%
Other countries	8.0%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Investors Trust	11

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	30,000	USD	24,436	Royal Bank of Canada	3/21/2018	—	$(32)
USD	787,687	CAD	981,000	State Street Bank and Trust Company	3/21/2018	—	(10,320)
USD	1,032,287	PEN	3,405,000	State Street Bank and Trust Company	10/30/2018	—	(17,729)
						—	$(28,081)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
PEN	Peruvian Nuevo Sol
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
12	JOHN HANCOCK Investors Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total Value at 1-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$8,534,599	—	$8,534,599	—
Foreign government obligations	4,111,600	—	4,111,600	—
Corporate bonds	219,100,891	—	219,100,891	—
Convertible bonds	789,860	—	789,860	—
Capital preferred securities	1,442,188	—	1,442,188	—
Term loans	1,459,146	—	1,459,146	—
Collateralized mortgage obligations	2,243,953	—	2,243,953	—
Asset backed securities	951,429	—	951,429	—
Common stocks	621,499	$621,499	—	—
Preferred securities	4,519,595	4,519,595	—	—
Warrants	81,560	81,560	—	—
Short-term investments	2,242,000	—	2,242,000	—
Total investments in securities	$246,098,320	$5,222,654	$240,875,666	—
Derivatives:
Liabilities
Forward foreign currency contracts	$(28,081)	—	$(28,081)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

       13

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2018, the fund used forward foreign currency contracts to manage currency exposure.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       14

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P5Q1	01/18
This report is for the information of the shareholders of John Hancock Investors Trust.		3/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 19, 2018